Investment in subsidiaries - Summarised balance sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Listing of companies in the Group
Current assets	$ 792,025	$ 677,929
Cash and cash equivalents	320,952	279,681	$ 264,294
Non-current assets	2,592,819	2,642,491
Current liabilities	621,276	610,105
Borrowings	214,591	230,344
Non-current liabilities (Borrowings)	851,922	772,821
BW LPG India
Listing of companies in the Group
Current assets	130,407	63,581
Cash and cash equivalents	103,485	19,443
Non-current assets	253,926	278,287
Current liabilities	56,656	28,371
Borrowings	50,646	23,927
Non-current liabilities (Borrowings)	38,305	76,443
Net assets	289,372	237,054
BW Product Services
Listing of companies in the Group
Current assets	415,977	417,096
Cash and cash equivalents	96,139	175,882
Non-current assets	80,450	92,115
Current liabilities	396,995	328,769
Borrowings	122,835	137,425
Non-current liabilities (Borrowings)	40,951	50,748
Net assets	$ 58,481	$ 129,694